SCHEDULE OF PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Receivables [Abstract]
Prepayment	$ 34,248
Deposit	79,447	155,830	$ 123,965
Receivable of consideration on disposal of subsidiaries	269,057	258,929
Other receivables	227,869	269,402	108,009
Total Prepayment	$ 610,621	$ 684,161	$ 231,974